Debt - Components of Long-term Debt - Footnote G (Parenthetical) (Detail) - 12 months ended Dec. 31, 2014 - 3.88% Senior Secured Notes Series A & B [Member] CAD in Millions, $ in Millions	USD ($)	CAD
Debt Instrument [Line Items]
Value of locomotive units and other rolling stock used as collateral		CAD 127
Final repayment of principal amount | $	$ 69
Maturity	2026-12